Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

11. INCOME TAXES

The Company’s income tax (benefit) provision consists of the following components:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Federal income tax (benefit) provision
Current	$1,609	$870	$—
Deferred	(47,621)	6,517	7,333

Net federal income tax (benefit) provision	(46,012)	7,387	7,333

State income tax (benefit) provision
Current	816	591	331
Deferred	(11,794)	941	725

Net state income tax (benefit) provision	(10,978)	1,532	1,056

Income tax (benefit) provision	$(56,990)	$8,919	$8,389

The following is a reconciliation between the reported income tax (benefit) provision and the income tax provision based on applying the federal statutory rate to the Company’s pretax income:

	Fiscal 2016		Fiscal 2015		Fiscal 2014
	Amount	Percent of Pre-tax Income	Amount	Percent of Pre- tax Income	Amount	Percent of Pre- tax Income
Income tax provision (benefit) computed at statutory rate	$27,754	35.0%	$16,109	35.0%	$(10,344)	35.0%
Permanent book/tax difference:
Stock-based compensation	8,259	10.4%	5,501	12.0%	67	(0.2)%
Merger, acquisition and IPO-related costs	4,439	5.6%	—	—	—	—
Other permanent differences	220	0.2%	199	0.4%	205	(0.7)%
State and local income tax	12,019	15.2%	2,814	6.1%	(12,021)	40.7%
Change in valuation allowance	(109,690)	(138.3)%	(15,812)	(34.4)%	30,545	(103.4)%
Other	9	0.0%	108	0.2%	(63)	0.2%

Income tax (benefit) provision	$(56,990)	(71.9)%	$8,919	19.4%	$8,389	(28.4)%

Prior to July 20, 2016, the Company’s restricted stock awards were accounted for as liability awards. Accordingly, the fair value of the awards were re-measured each quarter and compensation expense adjusted based on the re-measured fair value. However, as discussed in Note 16, the liability award was converted to an equity award as of July 20, 2016. Accordingly, the fair value of such awards is no longer required to be re-measured. Prior to July 20, 2016, stock-based compensation expense created a permanent book/tax difference because employee elections under Section 83(b) of the Internal Revenue Code established the basis for the Company’s income tax deduction for employee compensation as of the grant dates, whereas the Company’s recognition of compensation expense under the liability method of accounting (see Note 16) was affected by increases in restricted stock values subsequent to the grant dates.

The approximate tax effect of each type of temporary difference that gave rise to the Company’s deferred tax assets and liabilities were as follows:

	December 31, 2016	January 2, 2016
Deferred tax assets:
Inventory cost capitalization and reserves	$5,420	$4,789
Other reserves and accruals	7,071	4,209
Federal net operating loss carryforwards	42,207	76,678
State net operating loss carryforwards	3,533	11,153
Alternative minimum tax carryforward	3,111	1,502
State income tax credit	6,565	10,100
Other	1,380	307

	69,287	108,738
Less: Valuation allowance	—	(109,690)

Net deferred tax assets	69,287	(952)

Deferred tax liabilities:
Other reserves and accruals	(998)	(940)
Basis difference in property, plant and equipment	(16,669)	(16,794)
Amortization of intangible assets	(45,246)	(23,261)
Other	(3,667)	(803)

Total deferred tax liabilities	(66,580)	(41,798)

Net deferred tax asset (liability) – net	$2,707	$(42,750)

At December 31, 2016, the Company had net operating losses (“NOL”) carryforwards of $120,498 and $85,427 for federal and state purposes, respectively, which expire during the following years (as revised):

	Federal	State
2017 – 2021	—	9,500
2022 – 2026	—	5,812
2027 – 2031	—	5,483
2032 – 2035	120,498	64,632

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. At each reporting date, the Company considers both negative and positive evidence that impacts the assessment of the realization of deferred tax assets. The Company historically maintained a full valuation allowance against its deferred tax assets because the existing negative evidence outweighed the positive evidence such that it was not more likely than not that the deferred tax assets were realizable. Principal among the negative evidence has been the sustained history of cumulative tax losses, in part related to fluctuations in commodity costs and the Company’s high degree of financial leverage. Although the Company reported pre-tax income in Fiscal 2015, the Company continued to provide for a full valuation allowance against its deferred tax assets through January 2, 2016 because the Company reported significant pre-tax losses in previous historical periods.

In Fiscal 2016, the Company continued the trend of realizing pre-tax income that began in the first quarter of Fiscal 2015 and its cumulative income in the recent past became positive. In addition, its forecasts for Fiscal 2017 indicated continued pre-tax income. Additionally, the Company was able to refinance its debt during Fiscal 2016 on more favorable terms, which has and will result in significant annual savings. The Company also considered forecasts of future taxable income and evaluated the utilization of tax attributes prior to their expiration. After considering these factors, the Company determined that the positive evidence outweighed the negative evidence and concluded during Fiscal 2016, that it was more likely than not that its deferred tax assets were realizable. As a result, the Company made the determination to release the full valuation allowance of $109,690 in Fiscal 2016.

The following shows the activity in the valuation allowance for deferred tax assets:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Balance at beginning of period	$109,690	$126,392	$94,952
Additions	—	—	31,440
Valuation allowance released	(109,690)	(15,812)	—
Other deductions	—	(890)	—

Balance at end of period	$—	$109,690	$126,392

Of the deductions recorded during Fiscal 2015, $890 was recorded in OCI. Of the additions recorded during Fiscal 2014, $895 was recorded in OCI.

Net deferred tax assets and income tax expense can be significantly affected by changes in tax laws and rates and by unexpected adverse events that could impact management’s conclusions as to the ultimate realizability of deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. As of December 31, 2016, the Company’s federal and state tax returns for fiscal year 2011 through Fiscal 2015 remain open under the relevant statutes.

Management believes that substantially all tax positions taken and expected to be taken and reflected in the consolidated financial statements at December 31, 2016 and January 2, 2016 are more likely than not to be sustained, based upon the technical merits, upon examination. As a result, no material amounts were recorded to reverse the impact of tax benefits as of December 31, 2016 and January 2, 2016.